Intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,641,000	$ 64,300,000	$ 8,522,000
Impairment of 5G broadband platform intangible and tangible assets	251,000	707,000
Disposals, intangible assets other than goodwill	18,100,000
Goodwill	0	0	$ 3,676,000
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	55,200,000
Capitalized development costs | Development Of The 5G
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,300,000	$ 18,400,000
Licenses and acquired technology
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,200,000
Fair value of intangible assets	$ 3,000,000.0